Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Bank of Montreal

BMO Capital Markets Corp.

Societe Generale Financial Corporation

SG Americas Securities, LLC

(collectively, the “Specified Parties”)

Re:	P11 Commercial Mortgage Trust 2025-P11 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-P11 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 3 July 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 July 2025

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a portion of a fixed rate commercial mortgage loan (the “Senior Trust Notes” and “Junior Notes,” respectively, and collectively, the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and certain other promissory notes (collectively, the “Companion Loans,” together with the Senior Trust Notes, the “Senior Notes,” and the Senior Notes together with the Junior Notes, the “Whole Loan”),
c.	The Companion Loans will not be assets of the Issuing Entity and are pari passu in right of payment to the Senior Trust Notes, and the Senior Notes will be senior in right of payment to the Junior Notes and
d.	The Whole Loan will be secured by a commercial property (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Senior Notes, Senior Trust Notes, Junior Notes, Companion Loans and Property that is expected to be as of 15 July 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 7

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Senior Notes, Senior Trust Notes, Junior Notes, Companion Loans and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

6.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for the entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Whole Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Whole Loan (the “Remaining Amortization Term (Months)”),
b.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only term of the Whole Loan (the “Original IO Term (Months)”),
c.	Use the “Senior Mortgage Loan Trust Closing Date Balance,” as shown on the Final Data File, for the principal balance of the Senior Trust Notes as of the “Maturity Date” of the Senior Trust Notes (the “Senior Mortgage Loan Trust Maturity Date Balance”),
d.	Use the “Senior Mortgage Loan Companion Closing Date Balance,” as shown on the Final Data File, for the principal balance of the Companion Loans as of the “Maturity Date” of the Companion Loans (“Senior Mortgage Loan Companion Maturity Date Balance”) and
e.	Use the “Junior Mortgage Loan Closing Date Balance,” as shown on the Final Data File, for the principal balance of the Junior Notes as of the “Maturity Date” of the Junior Notes (“Junior Mortgage Loan Maturity Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Term to Maturity (Months),
b.	Original IO Term (Months) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

8.	Using the:
a.	Senior Mortgage Loan Trust Closing Date Balance,
b.	Senior Mortgage Loan Trust Maturity Date Balance,
c.	Senior Mortgage Loan Companion Closing Date Balance,
d.	Senior Mortgage Loan Companion Maturity Date Balance,
e.	Junior Mortgage Loan Closing Date Balance and
f.	Junior Mortgage Loan Maturity Date Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Senior Mortgage Loan Closing Date Balance,
ii.	Total Senior Mortgage Loan Maturity Date Balance,
iii.	Whole Mortgage Loan Closing Date Balance and
iv.	Whole Mortgage Loan Maturity Date Balance

of the Senior Notes and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Senior Mortgage Loan Trust Closing Date Balance,
b.	Total Senior Mortgage Loan Closing Date Balance,
c.	Junior Mortgage Loan Closing Date Balance,
d.	Whole Mortgage Loan Closing Date Balance,
e.	Senior Mortgage Loan Coupon,
f.	Junior Mortgage Loan Coupon,
g.	Whole Mortgage Loan Coupon and
h.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Senior Mortgage Trust Loan Monthly Debt Service Payment,
ii.	Senior Mortgage Trust Loan Annual Debt Service Payment,
iii.	Total Senior Mortgage Loan Monthly Debt Service Payment,
iv.	Total Senior Mortgage Loan Annual Debt Service Payment,
v.	Junior Mortgage Loan Monthly Debt Service Payment,
vi.	Junior Mortgage Loan Annual Debt Service Payment,
vii.	Whole Loan Monthly Debt Service Payment and
viii.	Whole Loan Annual Debt Service Payment

of the Senior Trust Notes, Senior Notes, Junior Notes and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Mortgage Trust Loan Monthly Debt Service Payment” of the Senior Trust Notes as 1/12th of the product of:

a.	The “Senior Mortgage Loan Trust Closing Date Balance,” as shown on the Final Data File,
b.	The “Senior Mortgage Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 7

9. (continued):

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Mortgage Trust Loan Annual Debt Service Payment” of the Senior Trust Notes as twelve (12) times the “Senior Mortgage Trust Loan Monthly Debt Service Payment” of the Senior Trust Notes, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Senior Mortgage Loan Monthly Debt Service Payment” of the Senior Notes as 1/12th of the product of:

a.	The “Total Senior Mortgage Loan Closing Date Balance,” as shown on the Final Data File,
b.	The “Senior Mortgage Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Total Senior Mortgage Loan Annual Debt Service Payment” of the Senior Notes as twelve (12) times the “Total Senior Mortgage Loan Monthly Debt Service Payment” of the Senior Notes, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Mortgage Loan Monthly Debt Service Payment” of the Junior Notes as 1/12th of the product of:

a.	The “Junior Mortgage Loan Closing Date Balance,” as shown on the Final Data File,
b.	The “Junior Mortgage Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Junior Mortgage Loan Annual Debt Service Payment” of the Junior Notes as twelve (12) times the “Junior Mortgage Loan Monthly Debt Service Payment” of the Junior Notes, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly Debt Service Payment” of the Whole Loan as 1/12th of the product of:

a.	The “Whole Mortgage Loan Closing Date Balance,” as shown on the Final Data File,
b.	The “Whole Mortgage Loan Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service Payment” of the Whole Loan as twelve (12) times the “Whole Loan Monthly Debt Service Payment” of the Whole Loan, as shown on the Final Data File.

Attachment A Page 6 of 7

10.	Using the:
a.	Senior Mortgage Loan Trust Closing Date Balance,
b.	Senior Mortgage Loan Companion Closing Date Balance,
c.	Total Senior Mortgage Loan Closing Date Balance,
d.	Total Senior Mortgage Loan Maturity Date Balance,
e.	Junior Mortgage Loan Closing Date Balance,
f.	Whole Mortgage Loan Closing Date Balance,
g.	Whole Mortgage Loan Maturity Date Balance,
h.	Individual As-Is Appraised Value,
i.	Total Senior Mortgage Loan Annual Debt Service Payment,
j.	Whole Loan Annual Debt Service Payment,
k.	UW (In-Place) Net Operating Income,
l.	UW (In-Place) Net Cash Flow and
m.	Gross Building SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Senior Mortgage Loan UW NOI DSCR,
ii.	Senior Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan UW NOI DSCR,
iv.	Mortgage Loan UW NCF DSCR,
v.	Senior Mortgage Loan Trust Closing Date Balance per SF,
vi.	Senior Mortgage Loan Companion Closing Date Balance per SF,
vii.	Total Senior Mortgage Loan Closing Date Balance per SF,
viii.	Junior Mortgage Loan Closing Date Balance per SF,
ix.	Whole Mortgage Loan Closing Date Balance per SF,
x.	Individual As-Is Appraised Value per SF,
xi.	Senior Mortgage Loan Closing Date LTV (As-is Value),
xii.	Senior Mortgage Loan Balloon LTV (As-is Value),
xiii.	Senior Mortgage Loan UW NOI Debt Yield,
xiv.	Senior Mortgage Loan UW NCF Debt Yield,
xv.	Whole Mortgage Loan Closing Date LTV (As-is Value),
xvi.	Whole Mortgage Loan Balloon LTV (As-is Value),
xvii.	Whole Mortgage Loan UW NOI Debt Yield,
xviii.	Whole Mortgage Loan UW NCF Debt Yield,
xix.	% of Senior Mortgage Loan Trust Closing Date Balance,
xx.	% of Senior Mortgage Loan Companion Closing Date Balance,
xxi.	% of Total Senior Mortgage Loan Closing Date Balance,
xxii.	% of Junior Mortgage Loan Closing Date Balance and
xxiii.	% of Whole Mortgage Loan Closing Date Balance

of the Senior Notes, Senior Trust Notes, Companion Loans, Junior Notes and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through x. above to two decimal places and
b.	Round the characteristics listed in xi. through xxiii. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 7

11.	Using the:
a.	Largest Tenant (by UW Gross Rent) NRA,
b.	2nd Largest Tenant (by UW Gross Rent) NRA,
c.	3rd Largest Tenant (by UW Gross Rent) NRA and
d.	Total NRA,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant (by UW Gross Rent) % of NRA,
ii.	2nd Largest Tenant (by UW Gross Rent) % of NRA and
iii.	3rd Largest Tenant (by UW Gross Rent) % of NRA

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Whole Loan Agreement (see Note 1)	3 July 2025

Cash Management Agreement (see Note 1)	27 June 2025

Blocked Account Agreement (see Note 1)	27 June 2025

Amended and Restated Mortgage (see Note 1)	27 June 2025

Guaranty Agreement (see Note 1)	27 June 2025

AMC Lease Maturity Guaranty Agreement (see Note 1)	27 June 2025

Environmental Indemnity Agreement (see Note 1)	27 June 2025

Non-Consolidation Opinion (see Note 1)	27 June 2025

Debt Service Guaranty Agreement	30 June 2025

Administrative Fee Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	5 June 2025

Engineering Report	2 April 2025

Phase I Environmental Report	2 April 2025

Pro Forma Title Policy (see Note 1)	18 June 2025

Property Management Agreement	1 January 2004

Confirmatory Assignment of Management Agreement	15 October 2020

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	31 March 2025

Historical Occupancy Support	Not Dated

Historical Capital Expenditure Support	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Apple Lease Agreement	20 February 2020

Lease Modifications	Various

Apple Lease Estoppel	10 September 2020

Lease Abstracts	Not Dated

Apple Lease Terms Summary	7 March 2025

Insurance Risk Analysis	Not Dated

Vornado Realty Trust 2023 Annual Report	Not Dated

Cost Basis Overview	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip	Appraisal Report
County	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Market	Appraisal Report
Submarket	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Historical Capital Expenditure Support
Unit of Measure	Underwritten Rent Roll
Total NRA	Underwritten Rent Roll
Static Vacancy	Underwritten Rent Roll
Gross Building SF	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
# of tenants	Underwritten Rent Roll
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report
Environmental Report Provider	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report
Phase II Required?	Phase I Environmental Report

Exhibit 2 to Attachment A Page 2 of 8

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant (by UW Gross Rent) Tenant Name	Underwritten Rent Roll
Largest Tenant (by UW Gross Rent) Lease Exp.	Underwritten Rent Roll
Largest Tenant (by UW Gross Rent) NRA	Underwritten Rent Roll
Largest Tenant (by UW Gross Rent) UW Base Rent	Underwritten Rent Roll
Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwritten Rent Roll
2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwritten Rent Roll
2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwritten Rent Roll
2nd Largest Tenant (by UW Gross Rent) NRA	Underwritten Rent Roll
2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwritten Rent Roll
2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwritten Rent Roll
3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwritten Rent Roll
3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwritten Rent Roll
3rd Largest Tenant (by UW Gross Rent) NRA	Underwritten Rent Roll
3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwritten Rent Roll
3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwritten Rent Roll
% of NRA Leased to Investment Grade Tenants	Underwritten Rent Roll
% of UW Gross Rent from Investment Grade Tenants	Underwritten Rent Roll
WA Lease Expiration Date	Underwritten Rent Roll
WA Lease Term Remaining	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information:

Characteristic	Source Document(s)

2022 Base Rent	Underwriter’s Summary Report
2023 Base Rent	Underwriter’s Summary Report
2024 Base Rent	Underwriter’s Summary Report
May 2025 TTM Base Rent	Underwriter’s Summary Report
Sponsor Year 1 Budget Base Rent	Underwriter’s Summary Report
UW (In-Place) Base Rent	Underwriter’s Summary Report
2022 Rent Steps	Underwriter’s Summary Report
2023 Rent Steps	Underwriter’s Summary Report
2024 Rent Steps	Underwriter’s Summary Report
May 2025 TTM Rent Steps	Underwriter’s Summary Report
Sponsor Year 1 Budget Rent Steps	Underwriter’s Summary Report
UW (In-Place) Rent Steps	Underwriter’s Summary Report
2022 Credit Rent Steps	Underwriter’s Summary Report
2023 Credit Rent Steps	Underwriter’s Summary Report
2024 Credit Rent Steps	Underwriter’s Summary Report
May 2025 TTM Credit Rent Steps	Underwriter’s Summary Report
Sponsor Year 1 Budget Credit Rent Steps	Underwriter’s Summary Report
UW (In-Place) Credit Rent Steps	Underwriter’s Summary Report
2022 Potential Income from Vacant Space	Underwriter’s Summary Report
2023 Potential Income from Vacant Space	Underwriter’s Summary Report
2024 Potential Income from Vacant Space	Underwriter’s Summary Report
May 2025 TTM Potential Income from Vacant Space	Underwriter’s Summary Report
Sponsor Year 1 Budget Potential Income from Vacant Space	Underwriter’s Summary Report
UW (In-Place) Potential Income from Vacant Space	Underwriter’s Summary Report
2022 Reimbursements	Underwriter’s Summary Report
2023 Reimbursements	Underwriter’s Summary Report
2024 Reimbursements	Underwriter’s Summary Report
May 2025 TTM Reimbursements	Underwriter’s Summary Report
Sponsor Year 1 Budget Reimbursements	Underwriter’s Summary Report
UW (In-Place) Reimbursements	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 8

Underwriting Information: (continued)

Characteristic	Source Document(s)

2022 Gross Potential Income	Underwriter’s Summary Report
2023 Gross Potential Income	Underwriter’s Summary Report
2024 Gross Potential Income	Underwriter’s Summary Report
May 2025 TTM Gross Potential Income	Underwriter’s Summary Report
Sponsor Year 1 Budget Gross Potential Income	Underwriter’s Summary Report
UW (In-Place) Gross Potential Income	Underwriter’s Summary Report
2022 Economic Vacancy & Credit Loss	Underwriter’s Summary Report
2023 Economic Vacancy & Credit Loss	Underwriter’s Summary Report
2024 Economic Vacancy & Credit Loss	Underwriter’s Summary Report
May 2025 TTM Economic Vacancy & Credit Loss	Underwriter’s Summary Report
Sponsor Year 1 Budget Economic Vacancy & Credit Loss	Underwriter’s Summary Report
UW (In-Place) Economic Vacancy & Credit Loss	Underwriter’s Summary Report
2022 Other Income	Underwriter’s Summary Report
2023 Other Income	Underwriter’s Summary Report
2024 Other Income	Underwriter’s Summary Report
May 2025 TTM Other Income	Underwriter’s Summary Report
Sponsor Year 1 Budget Other Income	Underwriter’s Summary Report
UW (In-Place) Other Income	Underwriter’s Summary Report
2022 Potential Gross Revenue	Underwriter’s Summary Report
2023 Potential Gross Revenue	Underwriter’s Summary Report
2024 Potential Gross Revenue	Underwriter’s Summary Report
May 2025 TTM Potential Gross Revenue	Underwriter’s Summary Report
Sponsor Year 1 Budget Potential Gross Revenue	Underwriter’s Summary Report
UW (In-Place) Potential Gross Revenue	Underwriter’s Summary Report
2022 Management Fees	Underwriter’s Summary Report
2023 Management Fees	Underwriter’s Summary Report
2024 Management Fees	Underwriter’s Summary Report
May 2025 TTM Management Fees	Underwriter’s Summary Report
Sponsor Year 1 Budget Management Fees	Underwriter’s Summary Report
UW (In-Place) Management Fees	Underwriter’s Summary Report
2022 Utilities	Underwriter’s Summary Report
2023 Utilities	Underwriter’s Summary Report
2024 Utilities	Underwriter’s Summary Report
May 2025 TTM Utilities	Underwriter’s Summary Report
Sponsor Year 1 Budget Utilities	Underwriter’s Summary Report
UW (In-Place) Utilities	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 8

Underwriting Information: (continued)

Characteristic	Source Document(s)

2022 General & Administrative	Underwriter’s Summary Report
2023 General & Administrative	Underwriter’s Summary Report
2024 General & Administrative	Underwriter’s Summary Report
May 2025 TTM General & Administrative	Underwriter’s Summary Report
Sponsor Year 1 Budget General & Administrative	Underwriter’s Summary Report
UW (In-Place) General & Administrative	Underwriter’s Summary Report
2022 Payroll	Underwriter’s Summary Report
2023 Payroll	Underwriter’s Summary Report
2024 Payroll	Underwriter’s Summary Report
May 2025 TTM Payroll	Underwriter’s Summary Report
Sponsor Year 1 Budget Payroll	Underwriter’s Summary Report
UW (In-Place) Payroll	Underwriter’s Summary Report
2022 Repairs & Maintenance	Underwriter’s Summary Report
2023 Repairs & Maintenance	Underwriter’s Summary Report
2024 Repairs & Maintenance	Underwriter’s Summary Report
May 2025 TTM Repairs & Maintenance	Underwriter’s Summary Report
Sponsor Year 1 Budget Repairs & Maintenance	Underwriter’s Summary Report
UW (In-Place) Repairs & Maintenance	Underwriter’s Summary Report
2022 Cleaning	Underwriter’s Summary Report
2023 Cleaning	Underwriter’s Summary Report
2024 Cleaning	Underwriter’s Summary Report
May 2025 TTM Cleaning	Underwriter’s Summary Report
Sponsor Year 1 Budget Cleaning	Underwriter’s Summary Report
UW (In-Place) Cleaning	Underwriter’s Summary Report
2022 Security	Underwriter’s Summary Report
2023 Security	Underwriter’s Summary Report
2024 Security	Underwriter’s Summary Report
May 2025 TTM Security	Underwriter’s Summary Report
Sponsor Year 1 Budget Security	Underwriter’s Summary Report
UW (In-Place) Security	Underwriter’s Summary Report
2022 Real Estate Taxes	Underwriter’s Summary Report
2023 Real Estate Taxes	Underwriter’s Summary Report
2024 Real Estate Taxes	Underwriter’s Summary Report
May 2025 TTM Real Estate Taxes	Underwriter’s Summary Report
Sponsor Year 1 Budget Real Estate Taxes	Underwriter’s Summary Report
UW (In-Place) Real Estate Taxes	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 8

Underwriting Information: (continued)

Characteristic	Source Document(s)

2022 Insurance	Underwriter’s Summary Report
2023 Insurance	Underwriter’s Summary Report
2024 Insurance	Underwriter’s Summary Report
May 2025 TTM Insurance	Underwriter’s Summary Report
Sponsor Year 1 Budget Insurance	Underwriter’s Summary Report
UW (In-Place) Insurance	Underwriter’s Summary Report
2022 Other Expenses	Underwriter’s Summary Report
2023 Other Expenses	Underwriter’s Summary Report
2024 Other Expenses	Underwriter’s Summary Report
May 2025 TTM Other Expenses	Underwriter’s Summary Report
Sponsor Year 1 Budget Other Expenses	Underwriter’s Summary Report
UW (In-Place) Other Expenses	Underwriter’s Summary Report
2022 Total Operating Expenses	Underwriter’s Summary Report
2023 Total Operating Expenses	Underwriter’s Summary Report
2024 Total Operating Expenses	Underwriter’s Summary Report
May 2025 TTM Total Operating Expenses	Underwriter’s Summary Report
Sponsor Year 1 Budget Total Operating Expenses	Underwriter’s Summary Report
UW (In-Place) Total Operating Expenses	Underwriter’s Summary Report
2022 Net Operating Income	Underwriter’s Summary Report
2023 Net Operating Income	Underwriter’s Summary Report
2024 Net Operating Income	Underwriter’s Summary Report
May 2025 TTM Net Operating Income	Underwriter’s Summary Report
Sponsor Year 1 Budget Net Operating Income	Underwriter’s Summary Report
UW (In-Place) Net Operating Income	Underwriter’s Summary Report
2022 Replacement Reserves	Underwriter’s Summary Report
2023 Replacement Reserves	Underwriter’s Summary Report
2024 Replacement Reserves	Underwriter’s Summary Report
May 2025 TTM Replacement Reserves	Underwriter’s Summary Report
Sponsor Year 1 Budget Replacement Reserves	Underwriter’s Summary Report
UW (In-Place) Replacement Reserves	Underwriter’s Summary Report
2022 TI/LC's	Underwriter’s Summary Report
2023 TI/LC's	Underwriter’s Summary Report
2024 TI/LC's	Underwriter’s Summary Report
May 2025 TTM TI/LC's	Underwriter’s Summary Report
Sponsor Year 1 Budget TI/LC's	Underwriter’s Summary Report
UW (In-Place) TI/LC's	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 8

Underwriting Information: (continued)

Characteristic	Source Document(s)

2022 Net Cash Flow	Underwriter’s Summary Report
2023 Net Cash Flow	Underwriter’s Summary Report
2024 Net Cash Flow	Underwriter’s Summary Report
May 2025 TTM Net Cash Flow	Underwriter’s Summary Report
Sponsor Year 1 Budget Net Cash Flow	Underwriter’s Summary Report
UW (In-Place) Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Whole Loan Agreement
Ongoing Tax Escrow Monthly	Whole Loan Agreement
Tax Escrow Springing Conditions	Whole Loan Agreement
Initial Insurance Escrow	Whole Loan Agreement
Ongoing Insurance Escrow Monthly	Whole Loan Agreement
Insurance Escrow Springing Conditions	Whole Loan Agreement
Initial CapEx Escrow	Whole Loan Agreement
Ongoing Cap Ex Escrow Monthly	Whole Loan Agreement
Cap Ex Escrow Springing Conditions	Whole Loan Agreement
Initial TI/LC Escrow	Whole Loan Agreement
Ongoing TI/LC Escrow Monthly	Whole Loan Agreement
TI/LC Escrow Springing Conditions	Whole Loan Agreement
Ongoing Other Escrow Monthly	Whole Loan Agreement

Whole Loan Information:

Characteristic	Source Document(s)

First Loan Payment Date	Whole Loan Agreement
Maturity Date	Whole Loan Agreement
Prepayment Provision	Whole Loan Agreement
Interest Calculation (30/360 / Actual/360)	Whole Loan Agreement
Amort Type	Whole Loan Agreement
Grace Period	Whole Loan Agreement
Lockbox	Whole Loan Agreement
Cash Management Trigger	Whole Loan Agreement
Cash Management Type	Whole Loan Agreement
Partial Release Allowed?	Whole Loan Agreement
Administrative Fee Rate (%)	Administrative Fee Schedule

Exhibit 2 to Attachment A Page 8 of 8

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to order the tenants at the Property from largest to smallest based on the combined underwritten base rent of the tenant, as shown in the applicable Source Document(s), and to combine multiple spaces leased by the same tenant, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Largest Tenant (by UW Gross Rent) Lease Exp.” characteristic, the Depositor instructed us to use the weighted average of the lease expiration dates for each unit, weighted based on the “UW Base Rent,” as shown in the underwritten rent roll Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Rank
Property Name
Origination Date
Senior Mortgage Loan Trust Closing Date Balance
Senior Mortgage Loan Companion Closing Date Balance
Junior Mortgage Loan Closing Date Balance
Senior Mortgage Loan Coupon
Junior Mortgage Loan Coupon
Whole Mortgage Loan Coupon
Property Release Description
Initial Other Escrow
Other Escrow Description
Initial Immediate Repairs Escrow
Ongoing Other Escrow Springing Condition
PML %

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.